FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2021 and 2020, assets held in the Trust Account were comprised of $6,579 in cash and $284,373,197 in U.S. Treasury securities and $1,103 in cash and $278,773,543 in U.S. Treasury securities, respectively. During the year ended December 31, 2021 and the period from July 27,2020 (inception) to December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents the gross holding gain and loss and fair value of held-to-maturity securities at December 31, 2021 and 2020:
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain/(Loss)	Fair Value(i)
December 31, 2021	U.S. Treasury Securities (Mature on 1/25/2022)	1	$284,373,197	$959	$284,374,156

December 31, 2020	U.S. Treasury Securities (Mature on 2/25/2021)	1	$278,773,543	$(1,423)	$278,772,120

(i)	Fair value of securities does not include cash held in trust in the amount of $6,579 and $1,103, as of December 31, 2021 and 2020, respectively.
At December 31, 2021 and 2020, there were 13,800,000 Public Warrants and 15,800,000 Private Placement Warrants outstanding and 13,800,000 Public Warrants and 10,280,000 Private Placement Warrants outstanding, respectively.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	Level	December 31, 2021	Level	December 31, 2020
Warrant liability – Public Warrants	1	$9,798,000	3	$22,364,221
Warrant liability – Private Placement Warrants	3	$11,422,018	3	$16,867,946
FPA liability – committed	3	$2,474,941	3	$2,947,167
FPA liability – optional	3	$2,533,104	3	$3,810,610
Transfers to and from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. On January 14, 2021, the Company’s Class A shares and Public Warrants commenced trading separately on the New York Stock Exchange. As there is now a listed price on an active market, Public Warrants totaling $17,940,000 have been reclassified from a Level 3 to Level 1 instrument. During the year ended December 31, 2021, there were no changes between levels.
Subsequent to the detachment of the Public Warrants from the Units, the Public Warrants quoted market price is used as the fair value as of each relevant date. The fair value of the Private Placement Warrants is determined using a Black-Scholes-Merton model. The committed units of the FPA are valued using a discounted valuation of a reconstructed unit price and the optional units of the FPA are valued using the same reconstructed unit price within a Black-Scholes-Merton model framework. The Warrants and FPA are accounted for as liabilities in accordance with ASC 815-40. The warrant liabilities and FPA are measured at fair value at on a recurring basis, with changes in fair value presented in the statements of operations.
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:
	As of December 31, 2021	As of December 31, 2020
Warrants- Private Placement
Common share price	$10.13	$9.77
Volatility	10.20%	22.59%
Expected life of the options to convert	5.45 years	5.95 years
Risk free rate	1.30%	0.50%
Dividend yield	0%	0%

FPA-committed
Common share price	$10.13	$9.77
Time to maturity	0.45 year	0.95 year
Risk Free rate	0.17%	0.10%

FPA-optional
Common share price	$10.13	$9.77
Volatility	5.0%	10%
Time to maturity	0.45 year	0.95 year
Risk Free rate	0.17%	0.10%
The common share price is the closing price of the Class A shares as of December 31, 2021. Volatility assumptions are based on volatilities from comparable publicly traded SPAC’s and implied volatilities from comparable publicly traded warrants. The most significant input is volatility and significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. Time to maturity for the Private Placement Warrants is assumed to be equivalent to their remaining contractual term while for the FPA is the expected time to exercise. The risk-free rate is based on US Treasury rates commensurate with the remaining time to expiration of the liability. The Company anticipates the dividend to remain at zero.
The following table presents the changes in the fair value of the Warrants and the FPA liabilities:
	Public Warrants	Private Placement Warrants	Total Warrant Liabilities	Committed FPA	Optional FPA	Total FPA Liabilities
Fair value as of July 27, 2020 (inception)	$—	$—	$—	$—	$—	$—
Initial measurement on November 27, 2020	15,897,248	11,926,600	27,823,848	904,970	2,494,505	3,399,475
Change in fair value	6,466,973	4,941,346	11,408,319	2,042,197	1,316,105	3,358,302
Fair value as of December 31, 2020	22,364,221	$ 16,867,946	$ 39,232,167	$ 2,947,167	$ 3,810,610	$ 6,757,777
Additional Private Placement Warrants May 27, 2021	—	2,680,452	2,680,452	—	—	—
Additional Private Placement Warrants November 27, 2021	—	2,428,804	2,428,804	—	—	—
Change in fair value	(12,566,221)	(10,555,184)	(23,121,405)	(472,226)	(1,277,506)	(1,749,732)
Fair value as of December 31, 2021	$9,798,000	$11,422,018	$21,220,018	$2,474,941	$2,533,104	$5,008,045